Borrowings - Additional Information (Detail) - Short-term borrowings [member]	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	0.70%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.48%	4.35%